Note 5 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued payroll expenses	$ 61,714	$ 146,155
Accrued interest expense	500,664	244,427
Accrued general and administrative expenses	107,755	89,397
Accrued commissions	71,139	118,706
Other accrued expenses	263,447	253,757
Total	$ 1,004,719	$ 852,442